Note 12 - Long-term Debt - Long-term Debt and Convertible Debentures (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Revolving credit facility	$ 262,498	$ 260,947
Capital leases maturing at various dates through 2019	1,868	1,870
Other long-term debt maturing at various dates up to 2020	1,549	3,912
	262,498	260,947
Less: current portion	1,961	3,200
Long-term debt - non-current	260,537	257,747
Revolving Credit Facility [Member]
Revolving credit facility	$ 259,081	$ 255,165